Real Estate Investments, Net (Geographic Concentrations) (Details)	12 Months Ended
	Dec. 31, 2020 property	Dec. 31, 2019 property	Dec. 31, 2018	Nov. 02, 2020 USD ($)	Nov. 02, 2020 property	Apr. 30, 2020 property	Mar. 31, 2019 property
Concentration Risk [Line Items]
Number of properties transferred	7
Geographic Concentration Risk | Sales Revenue, Net | Florida
Concentration Risk [Line Items]
Concentration risk, percentage	20.60%	25.20%	16.60%
Geographic Concentration Risk | Sales Revenue, Net | Georgia
Concentration Risk [Line Items]
Concentration risk, percentage			10.10%
Geographic Concentration Risk | Sales Revenue, Net | Michigan
Concentration Risk [Line Items]
Concentration risk, percentage		10.90%	13.10%
Geographic Concentration Risk | Sales Revenue, Net | Pennsylvania
Concentration Risk [Line Items]
Concentration risk, percentage	10.40%		10.20%
Assets held for sale
Concentration Risk [Line Items]
Number of properties held for sale	11
Assets held for use
Concentration Risk [Line Items]
Number of properties held-for-use		1
Seniors Housing Communities | Assets held for sale
Concentration Risk [Line Items]
Number of properties held for sale						11	1
Seniors Housing Communities | Assets held for sale | Michigan
Concentration Risk [Line Items]
Number of properties held for sale	4	14
Number of properties transferred	7			7	7
Seniors Housing Communities | Disposed by sale | Michigan
Concentration Risk [Line Items]
Number of properties held for sale	11